John Hancock Income Funds

Supplement to the Class A, B and C Shares Prospectus

dated September 15, 2005, as revised April 1. 2006

John Hancock Strategic Income Fund

Effective, August 31, 2006, the “Portfolio Managers” section on page 13 of the above prospectus is deleted and replaced with the following:

Portfolio Managers

Daniel S. Janis, III
Joined fund team in 1999
Primarily responsible for fund management and day-to-day purchase and sale decisions

John F. Iles
Joined fund team in 2005
Analysis of specific issuers pertaining to high yield and emerging markets

Barry H. Evans
Joined fund team in 2006
Analysis of global economic conditions

In addition, on page 25 of the above prospectus, the Management Biography for Frederick L. Cavanaugh, Jr. is deleted.

INCPS5	8/06	August 9, 2006

John Hancock Income Funds

Supplement to the Institutional Class I Shares Prospectus

dated September 15, 2005, as revised April 1, 2006

John Hancock Strategic Income Fund

Effective, August 31, 2006, the “Portfolio Managers” sections on page 9 of the above prospectus is deleted and replaced with the following:

Portfolio Managers

Daniel S. Janis, III
Joined fund team in 1999
Primarily responsible for fund management and day-to-day purchase and sale decisions

John F. Iles
Joined fund team in 2005
Analysis of specific issuers pertaining to high yield and emerging markets

Barry H. Evans
Joined fund team in 2006
Analysis of global economic conditions

In addition, on page 18 of the above prospectus, the Management Biography for Frederick L. Cavanaugh, Jr. is deleted.

KICPS4	8/06	August 9, 2006